Properties and Equipment Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Line Items]
schedule of property and equipment [Table Text Block]
A summary of properties and equipment follows (in thousands):

	December 31,
	2013	2012
Land	$4,377	$3,734
Buildings and building improvements	16,044	16,078
Computer equipment and software	284,173	273,132
Machinery and equipment	153,368	137,006
Furniture, fixtures and leasehold improvements	111,529	110,557
	569,491	540,507
Accumulated depreciation	(263,603)	(267,647)
	$305,888	$272,860